Derivative and Hedging Instruments	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Derivative and Hedging Instruments

Note 5    Derivative and Hedging Instruments

Derivatives are financial contracts, the value of which is derived from underlying interest rates, foreign exchange rates, other financial instruments, commodity prices or indices. The Company uses derivatives including swaps, forward and futures agreements, and options to manage current and anticipated exposures to changes in interest rates, foreign exchange rates, commodity prices and equity market prices, and to replicate permissible investments.

Swaps are over-the-counter (“OTC”) contractual agreements between the Company and a third party to exchange a series of cash flows based upon rates applied to a notional amount. For interest rate swaps, counterparties generally exchange fixed or floating interest rate payments based on a notional value in a single currency. Cross currency swaps involve the exchange of principal amounts between parties as well as the exchange of interest payments in one currency for the receipt of interest payments in another currency. Total return swaps are contracts that involve the exchange of payments based on changes in the values of a reference asset, including any returns such as interest earned on these assets, in return for amounts based on reference rates specified in the contract.

Forward and futures agreements are contractual obligations to buy or sell a financial instrument, foreign currency or other underlying commodity on a predetermined future date at a specified price. Forward contracts are OTC contracts negotiated between counterparties, whereas futures agreements are contracts with standard amounts and settlement dates that are traded on regulated exchanges.

Options are contractual agreements whereby the holder has the right, but not the obligation, to buy (call option) or sell (put option) a security, exchange rate, interest rate, or other financial instrument at a predetermined price/rate within a specified time.

See variable annuity dynamic hedging strategy in the “Risk Management” section of the Company’s 2017 MD&A for an explanation of the Company’s dynamic hedging strategy for its variable annuity product guarantees.

(a) Fair value of derivatives

The pricing models used to value OTC derivatives are based on market standard valuation methodologies and the inputs to these models are consistent with what a market participant would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), and market volatility. The significant inputs to the pricing models for most OTC derivatives are inputs that are observable or can be corroborated by observable market data and are classified as Level 2. Inputs that are observable generally include interest rates, foreign currency exchange rates and interest rate curves. However, certain OTC derivatives may rely on inputs that are significant to the fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data and these derivatives are classified as Level 3. Inputs that are unobservable generally include broker quotes, volatilities and inputs that are outside of the observable portion of the interest rate curve or other relevant market measures. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what market participants would use when pricing such instruments. The Company’s use of unobservable inputs is limited and the impact on derivative fair values does not represent a material amount as evidenced by the limited amount of Level 3 derivatives. The credit risk of both the counterparty and the Company are considered in determining the fair value for all OTC derivatives after considering the effects of netting agreements and collateral arrangements.

The following table presents the gross notional amount and fair value of derivative contracts by the underlying risk exposure for derivatives in qualifying hedging and derivatives not designated in qualifying hedging relationships.

As at December 31,		2017			2016
		Notional amount	Fair value		Notional amount	Fair value
Type of hedge	Instrument type		Assets	Liabilities		Assets	Liabilities
Qualifying hedge accounting relationships
Fair value hedges	Interest rate swaps	$548	$–	$20	$2,158	$–	$477
	Foreign currency swaps	84	1	4	91	1	3
Cash flow hedges	Foreign currency swaps	1,757	20	333	1,285	–	447
	Forward contracts	165	–	4	255	–	23
	Equity contracts	125	16	1	126	21	1
Total derivatives in qualifying hedge accounting relationships		2,679	37	362	3,915	22	951
Derivatives not designated in qualifying hedge accounting relationships
	Interest rate swaps	246,270	12,984	6,251	281,188	21,900	10,878
	Interest rate futures	11,551	–	–	11,616	–	–
	Interest rate options	10,093	312	–	9,390	376	–
	Foreign currency swaps	16,321	494	1,122	12,226	347	1,645
	Currency rate futures	3,157	–	–	4,729	–	–
	Forward contracts	20,341	915	65	15,411	340	644
	Equity contracts	13,597	813	22	14,989	669	33
	Credit default swaps	606	14	–	662	18	–
	Equity futures	12,158	–	–	16,072	–	–
Total derivatives not designated in qualifying hedge accounting relationships		334,094	15,532	7,460	366,283	23,650	13,200
Total derivatives		$336,773	$15,569	$7,822	$370,198	$23,672	$14,151

The following table presents fair value of derivative instruments by remaining term to maturity. Fair values disclosed below do not incorporate the impact of master netting agreements. Refer to note 10.

	Remaining term to maturity
As at December 31, 2017	Less than 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
Derivative assets	$605	$822	$889	$13,253	$15,569
Derivative liabilities	224	149	168	7,281	7,822

	Remaining term to maturity
As at December 31, 2016	Less than 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
Derivative assets	$467	$680	$719	$21,806	$23,672
Derivative liabilities	593	595	511	12,452	14,151

The following table presents gross notional amount by remaining term to maturity, total fair value (including accrued interest), credit risk equivalent and risk-weighted amount by contract type.

	Remaining term to maturity (notional amounts)				Fair value
As at December 31, 2017	Under 1 year	1 to 5 years	Over 5 years	Total	Positive	Negative	Net	Credit risk equivalent(1)	Risk- weighted amount(2)
Interest rate contracts
OTC swap contracts	$7,161	$19,141	$112,412	$138,714	$13,379	$(6,867)	$6,512	$6,588	$809
Cleared swap contracts	1,615	12,928	93,561	108,104	245	(206)	39	–	–
Forward contracts	6,036	10,614	675	17,325	903	(38)	865	285	35
Futures	11,551	–	–	11,551	–	–	–	–	–
Options purchased	816	3,856	5,421	10,093	312	–	312	471	61
Subtotal	27,179	46,539	212,069	285,787	14,839	(7,111)	7,728	7,344	905
Foreign exchange
Swap contracts	999	4,481	12,682	18,162	510	(1,483)	(973)	1,874	200
Forward contracts	3,046	135	–	3,181	12	(31)	(19)	101	12
Futures	3,157	–	–	3,157	–	–	–	–	–
Credit derivatives	38	568	–	606	14	–	14	–	–
Equity contracts
Swap contracts	2,612	169	–	2,781	60	(14)	46	337	35
Futures	12,158	–	–	12,158	–	–	–	–	–
Options purchased	4,693	6,148	100	10,941	769	(10)	759	2,606	305
Subtotal including accrued interest	53,882	58,040	224,851	336,773	16,204	(8,649)	7,555	12,262	1,457
Less accrued interest	–	–	–	–	635	(827)	(192)	–	–
Total	$53,882	$58,040	$224,851	$336,773	$15,569	$(7,822)	$7,747	$12,262	$1,457

	Remaining term to maturity (notional amounts)				Fair value
As at December 31, 2016	Under 1 year	1 to 5 years	Over 5 years	Total	Positive	Negative	Net	Credit risk equivalent(1)	Risk- weighted amount(2)
Interest rate contracts
OTC swap contracts	$13,244	$37,395	$164,252	$214,891	$19,327	$(10,154)	$9,173	$10,205	$1,493
Cleared swap contracts	717	4,786	62,952	68,455	3,507	(2,117)	1,390	–	–
Interest rate forwards	7,229	6,143	873	14,245	326	(629)	(303)	192	29
Futures	11,616	–	–	11,616	–	–	–	–	–
Options purchased	483	2,927	5,980	9,390	376	–	376	458	70
Subtotal	33,289	51,251	234,057	318,597	23,536	(12,900)	10,636	10,855	1,592
Foreign exchange
Swap contracts	425	3,917	9,259	13,601	346	(2,120)	(1,774)	1,491	181
Forward contracts	1,257	165	–	1,422	13	(38)	(25)	62	9
Futures	4,729	–	–	4,729	–	–	–	–	–
Credit derivatives	47	615	–	662	18	–	18	–	–
Equity contracts
Swap contracts	3,107	192	–	3,299	64	(35)	29	495	54
Futures	16,072	–	–	16,072	–	–	–	–	–
Options purchased	6,007	5,809	–	11,816	626	(2)	624	2,735	358
Subtotal including accrued interest	64,933	61,949	243,316	370,198	24,603	(15,095)	9,508	15,638	2,194
Less accrued interest	–	–	–	–	931	(944)	(13)	–	–
Total	$64,933	$61,949	$243,316	$370,198	$23,672	$(14,151)	$9,521	$15,638	$2,194

(1)	Credit risk equivalent is the sum of replacement cost and the potential future credit exposure. Replacement cost represents the current cost of replacing all contracts with a positive fair value. The amounts take into consideration legal contracts that permit offsetting of positions. The potential future credit exposure is calculated based on a formula prescribed by OSFI.
(2)	Risk-weighted amount represents the credit risk equivalent, weighted according to the creditworthiness of the counterparty, as prescribed by OSFI.

The total notional amount of $337 billion (2016 – $370 billion) includes $114 billion (2016 – $177 billion) related to derivatives utilized in the Company’s variable annuity guarantee dynamic hedging and macro equity risk hedging programs. Due to the Company’s variable annuity hedging practices, a large number of trades are in offsetting positions, resulting in materially lower net fair value exposure to the Company than what the gross notional amount would suggest.

The following table presents fair value of derivative contracts and the fair value hierarchy.

As at December 31, 2017	Fair value	Level 1	Level 2	Level 3
Derivative assets
Interest rate contracts	$14,199	$–	$13,181	$1,018
Foreign exchange contracts	527	–	527	–
Equity contracts	829	–	768	61
Credit default swaps	14	–	14	–
Total derivative assets	$15,569	$–	$14,490	$1,079
Derivative liabilities
Interest rate contracts	$6,309	$–	$6,012	$297
Foreign exchange contracts	1,490	–	1,490	–
Equity contracts	23	–	10	13
Total derivative liabilities	$7,822	$–	$7,512	$310

As at December 31, 2016	Fair value	Level 1	Level 2	Level 3
Derivative assets
Interest rate contracts	$22,602	$–	$22,045	$557
Foreign exchange contracts	362	–	361	1
Equity contracts	690	–	182	508
Credit default swaps	18	–	18	–
Total derivative assets	$23,672	$–	$22,606	$1,066
Derivative liabilities
Interest rate contracts	$11,984	$–	$11,114	$870
Foreign exchange contracts	2,133	–	2,133	–
Equity contracts	34	–	1	33
Total derivative liabilities	$14,151	$–	$13,248	$903

The following table presents a roll forward for net derivative contracts measured at fair value using significant unobservable inputs (Level 3).

For the years ended December 31,	2017	2016
Balance at the beginning of the year	$163	$350
Net realized / unrealized gains (losses) included in:
Net income(1)	1,082	47
OCI(2)	(9)	40
Purchases	22	373
Settlements	(103)	(522)
Transfers
Into Level 3(3)	–	–
Out of Level 3(3)	(363)	(116)
Currency movement	(23)	(9)
Balance at the end of the year	$769	$163
Change in unrealized gains (losses) on instruments still held	$832	$145

(1)	These amounts are included in investment income on the Consolidated Statements of Income.
(2)	These amounts are included in AOCI on the Consolidated Statements of Financial Position.
(3)	For derivatives transferred into and out of Level 3, the Company uses the fair value of the items at the end and beginning of the period, respectively. Transfers into Level 3 occur when the inputs used to price the assets and liabilities lack observable market data (versus the previous year). Transfers out of Level 3 occur when the inputs used to price the assets and liabilities become available from observable market data.

(b) Hedging relationships

The Company uses derivatives for economic hedging purposes. In certain circumstances, these hedges also meet the requirements of hedge accounting. Risk management strategies eligible for hedge accounting are designated as fair value hedges, cash flow hedges or net investment hedges, as described below.

Fair value hedges

The Company uses interest rate swaps to manage its exposure to changes in the fair value of fixed rate financial instruments due to changes in interest rates. The Company also uses cross currency swaps to manage its exposure to foreign exchange rate fluctuations, interest rate fluctuations, or both.

The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges in investment income. These investment gains (losses) are shown in the following table.

For the year ended December 31, 2017	Hedged items in qualifying fair value hedging relationships	Gains (losses) recognized on derivatives	Gains (losses) recognized for hedged items	Ineffectiveness recognized in investment income
Interest rate swaps	Fixed rate assets	$2	$(3)	$(1)
	Fixed rate liabilities	(17)	17	–
Foreign currency swaps	Fixed rate assets	(2)	4	2
Total		$(17)	$18	$1

For the year ended December 31, 2016	Hedged items in qualifying fair value hedging relationships	Gains (losses) recognized on derivatives	Gains (losses) recognized for hedged items	Ineffectiveness recognized in investment income
Interest rate swaps	Fixed rate assets	$(52)	$30	$(22)
	Fixed rate liabilities	(1)	1	–
Foreign currency swaps	Fixed rate assets	–	2	2
Total		$(53)	$33	$(20)

Cash flow hedges

The Company uses interest rate swaps to hedge the variability in cash flows from variable rate financial instruments and forecasted transactions. The Company also uses cross currency swaps and foreign currency forward contracts to hedge the variability from foreign currency financial instruments and foreign currency expenses. Total return swaps are used to hedge the variability in cash flows associated with certain stock-based compensation awards. Inflation swaps are used to reduce inflation risk generated from inflation-indexed liabilities.

The effects of derivatives in cash flow hedging relationships on the Consolidated Statements of Income and the Consolidated Statements of Comprehensive Income are shown in the following table.

For the year ended December 31, 2017	Hedged items in qualifying cash flow hedging relationships	Gains (losses) deferred in AOCI on derivatives	Gains (losses) reclassified from AOCI into investment income	Ineffectiveness recognized in investment income
Interest rate swaps	Forecasted liabilities	$–	$(17)	$–
Foreign currency swaps	Fixed rate assets	3	(1)	–
	Floating rate liabilities	95	50	–
	Fixed rate liabilities	35	7	–
Forward contracts	Forecasted expenses	10	(10)	–
Equity contracts	Stock-based compensation	20	29	–
Total		$163	$58	$–

For the year ended December 31, 2016	Hedged items in qualifying cash flow hedging relationships	Gains (losses) deferred in AOCI on derivatives	Gains (losses) reclassified from AOCI into investment income	Ineffectiveness recognized in investment income
Interest rate swaps	Forecasted liabilities	$–	$(18)	$–
Foreign currency swaps	Fixed rate assets	(4)	–	–
	Floating rate liabilities	47	23	–
	Fixed rate liabilities	(15)	(8)	–
Forward contracts	Forecasted expenses	7	(14)	–
Equity contracts	Stock-based compensation	39	(1)	–
Non-derivative financial instrument	Forecasted expenses	–	3	–
Total		$74	$(15)	$–

The Company anticipates that net losses of approximately $13 will be reclassified from AOCI to net income within the next 12 months. The maximum time frame for which variable cash flows are hedged is 19 years.

Hedges of net investments in foreign operations

The Company primarily uses forward currency contracts, cross currency swaps and non-functional currency denominated debt to manage its foreign currency exposures to net investments in foreign operations.

The effects of net investment hedging relationships on the Consolidated Statements of Income and the Consolidated Statements of Other Comprehensive Income are shown in the following table.

For the year ended December 31, 2017	Gains (losses) deferred in AOCI on derivatives	Gains (losses) reclassified from AOCI into investment income	Ineffectiveness recognized in investment income
Non-functional currency denominated debt	$355	$–	$–
Total	$355	$–	$–

For the year ended December 31, 2016	Gains (losses) deferred in AOCI on derivatives	Gains (losses) reclassified from AOCI into investment income	Ineffectiveness recognized in investment income
Non-functional currency denominated debt	$(25)	$–	$–
Total	$(25)	$–	$–

(c) Derivatives not designated in qualifying hedge accounting relationships

Derivatives used in portfolios supporting insurance contract liabilities are generally not designated in qualifying hedge accounting relationships because the change in the value of the insurance contract liabilities economically hedged by these derivatives is also recorded through net income. Given the changes in fair value of these derivatives and related hedged risks are recognized in investment income as they occur, they generally offset the change in hedged risk to the extent the hedges are economically effective. Interest rate and cross currency swaps are used in the portfolios supporting insurance contract liabilities to manage duration and currency risks.

The effects of derivatives not designated in qualifying hedge accounting relationships on the Consolidated Statements of Income are shown in the following table.

For the years ended December 31,	2017	2016
Investment income (loss)
Interest rate swaps	$(927)	$(141)
Interest rate futures	372	(26)
Interest rate options	(96)	(11)
Foreign currency swaps	529	(14)
Currency rate futures	(92)	263
Forward contracts	1,231	(88)
Equity futures	(2,190)	(2,387)
Equity contracts	153	(171)
Credit default swaps	(4)	1
Total	$(1,024)	$(2,574)

(d) Embedded derivatives

Certain insurance contracts contain features that are classified as embedded derivatives and are measured separately at FVTPL including reinsurance contracts related to guaranteed minimum income benefits and contracts containing certain credit and interest rate features.

Certain reinsurance contracts related to guaranteed minimum income benefits contain embedded derivatives requiring separate measurement at FVTPL as the financial component contained in the reinsurance contracts does not contain significant insurance risk. As at December 31, 2017, reinsurance ceded guaranteed minimum income benefits had a fair value of $1,079 (2016 – $1,408) and reinsurance assumed guaranteed minimum income benefits had a fair value of $100 (2016 – $119). Claims recovered under reinsurance ceded contracts offset claims expenses and claims paid on the reinsurance assumed are reported as contract benefits.

The Company’s credit and interest rate embedded derivatives promise to pay the returns on a portfolio of assets to the contract holder. These embedded derivatives contain a credit and interest rate risk that is a financial risk embedded in the underlying insurance contract. As at December 31, 2017, these embedded derivatives had a fair value of $123 (2016 – $218).

Other financial instruments classified as embedded derivatives but exempt from separate measurement at fair value include variable universal life and variable life products, minimum guaranteed credited rates, no lapse guarantees, guaranteed annuitization options, CPI indexing of benefits, and segregated fund minimum guarantees other than reinsurance ceded/assumed guaranteed minimum income benefits. These embedded derivatives are measured and reported within insurance contract liabilities and are exempt from separate fair value measurement as they contain insurance risk and/or are closely related to the insurance host contract.